GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Communications — 12.51%
85,900	CBS Corp Class B	$ 3,467,783
267,875	Interpublic Group of Cos Inc	5,775,385
215,700	MSG Networks Inc Class A(a)(b)	3,498,654
43,500	Omnicom Group Inc	3,406,050
44,500	Viacom Inc Class B	1,069,335
		17,217,207
Consumer, Cyclical — 10.70%
121,200	BorgWarner Inc	4,445,616
28,400	CarMax Inc(a)	2,499,200
3,150	Madison Square Garden Co Class A(a)	830,088
286,285	Mattel Inc(a)(b)	3,260,786
42,100	Nordstrom Inc(b)	1,417,507
24,500	Tiffany & Co	2,269,435
		14,722,632
Consumer, Non-Cyclical — 20.75%
56,300	Cardinal Health Inc	2,656,797
16,377	Charles River Laboratories International Inc(a)	2,167,824
48,400	JM Smucker Co	5,324,968
35,400	Laboratory Corp of America Holdings(a)	5,947,200
47,900	Molson Coors Brewing Co Class B	2,754,250
126,800	Nielsen Holdings PLC	2,694,500
9,196	Thermo Fisher Scientific Inc	2,678,519
31,500	Zimmer Biomet Holdings Inc	4,324,005
		28,548,063
Energy — 1.94%
62,100	National Oilwell Varco Inc	1,316,520
141,500	US Silica Holdings Inc	1,352,740
		2,669,260
Financial — 31.48%
111,600	Aflac Inc	5,838,912
29,000	Blackstone Group Inc Class A	1,416,360
59,270	BOK Financial Corp	4,691,220
15,350	CBRE Group Inc Class A(a)	813,704
106,400	First American Financial Corp	6,278,664
74,431	Houlihan Lokey Inc	3,356,838
4,813	Jones Lang LaSalle Inc	669,296
55,500	KKR & Co Inc Class A	1,490,175
124,400	Lazard Ltd Class A(b)	4,354,000
62,225	Northern Trust Corp	5,806,837
64,800	Progressive Corp	5,005,800
18,594	Willis Towers Watson PLC	3,588,084
		43,309,890
Industrial — 20.31%
19,100	Illinois Tool Works Inc	2,988,959
Shares		Fair Value
Industrial — (continued)
157,500	Kennametal Inc	$ 4,841,550
35,200	Keysight Technologies Inc(a)	3,423,200
76,200	Knowles Corp(a)	1,549,908
13,500	Littelfuse Inc	2,393,685
21,400	Snap-on Inc	3,349,956
41,102	Stanley Black & Decker Inc	5,935,540
68,100	Stericycle Inc(a)(b)	3,468,333
		27,951,131
TOTAL COMMON STOCK — 97.69% (Cost $121,254,527)		$134,418,183
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 2.25%
$3,100,000	U.S. Treasury Bills 1.40%, 10/01/2019	3,100,000
Repurchase Agreements — 6.57%
2,145,402	Undivided interest of 10.66% in a repurchase agreement (principal amount/value $20,150,843 with a maturity value of $20,152,158) with BNP Paribas Securities Corp, 2.35%, dated 9/30/19 to be repurchased at $2,145,402 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 4.63%, 11/15/19 - 2/15/49, with a value of $20,553,860.(c)	2,145,402
450,033	Undivided interest of 16.44% in a repurchase agreement (principal amount/value $2,740,191 with a maturity value of $2,740,370) with HSBC Securities (USA) Inc, 2.35%, dated 9/30/19 to be repurchased at $450,033 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 2.88%, 8/31/20 - 9/9/49, with a value of $2,794,995.(c)	450,033

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,145,402	Undivided interest of 17.68% in a repurchase agreement (principal amount/value $12,149,039 with a maturity value of $12,149,822) with Bank of America Securities Inc, 2.32%, dated 9/30/19 to be repurchased at $2,145,402 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.00% - 5.00%, 4/1/24 - 10/1/49, with a value of $12,392,020.(c)	$ 2,145,402
2,145,402	Undivided interest of 3.17% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $2,145,402 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(c)	2,145,402
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,145,402	Undivided interest of 3.67% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $2,145,402 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(c)	$ 2,145,402
		9,031,641
TOTAL SHORT TERM INVESTMENTS — 8.82% (Cost $12,131,641)		$12,131,641
TOTAL INVESTMENTS — 106.51% (Cost $133,386,168)		$146,549,824
OTHER ASSETS & LIABILITIES, NET — (6.51)%		$(8,956,798)
TOTAL NET ASSETS — 100.00%		$137,593,026

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2019.
(c)	Collateral received for securities on loan.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2019

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$134,418,183	$—	$—	$134,418,183
Short Term Investments	—	12,131,641	—	12,131,641
Total Assets	$134,418,183	$12,131,641	$0	$146,549,824
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2019